THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2021 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communications - 20.2%
Entertainment Content - 1.4%
Take-Two Interactive Software, Inc. (a)	17,000	$ 2,981,460

Internet Media & Services - 18.3%
Alphabet, Inc. - Class A (a)	3,600	8,472,600
Alphabet, Inc. - Class C (a)	3,609	8,698,123
Facebook, Inc. - Class A (a)	65,000	21,130,200
		38,300,923
Telecommunications - 0.5%
Verizon Communications, Inc.	17,000	982,430

Consumer Discretionary - 13.1%
E-Commerce Discretionary - 10.5%
Alibaba Group Holding Ltd. - ADR (a)	24,000	5,542,800
Amazon.com, Inc. (a)	4,725	16,383,559
		21,926,359
Home & Office Products - 2.6%
Scotts Miracle-Gro Company (The)	23,600	5,455,376

Consumer Staples - 2.8%
Household Products - 1.6%
Church & Dwight Company, Inc.	22,000	1,886,280
Clorox Company (The)	8,000	1,460,000
		3,346,280
Retail - Consumer Staples - 1.2%
Costco Wholesale Corporation	5,000	1,860,450
Walmart, Inc.	4,000	559,640
		2,420,090
Financials - 1.7%
Institutional Financial Services - 1.7%
Intercontinental Exchange, Inc.	30,000	3,531,300

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Health Care - 9.0%
Biotech & Pharma - 2.2%
AbbVie, Inc.	7,500	$ 836,250
Eli Lilly & Company	3,500	639,695
Emergent BioSolutions, Inc. (a)	9,000	548,820
Johnson & Johnson	4,000	650,920
Merck & Company, Inc.	7,000	521,500
Novartis AG - ADR	7,000	596,680
Vertex Pharmaceuticals, Inc. (a)	4,000	872,800
		4,666,665
Health Care Facilities & Services - 1.7%
Charles River Laboratories International, Inc. (a)	10,000	3,324,500
Invitae Corporation (a)	8,000	279,200
		3,603,700
Medical Equipment & Devices - 5.1%
Baxter International, Inc.	9,000	771,210
Intuitive Surgical, Inc. (a)	9,000	7,785,000
Stryker Corporation	7,500	1,969,725
		10,525,935
Industrials - 3.8%
Commercial Support Services - 1.7%
Waste Management, Inc.	25,000	3,449,250

Transportation & Logistics - 2.1%
Norfolk Southern Corporation	7,000	1,954,680
United Parcel Service, Inc. - Class B	12,000	2,446,320
		4,401,000
Materials - 1.6%
Chemicals - 1.6%
Ecolab, Inc.	15,000	3,361,800

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Technology - 45.4%
Semiconductors - 5.5%
NVIDIA Corporation	5,000	$ 3,001,900
QUALCOMM, Inc.	16,000	2,220,800
Texas Instruments, Inc.	35,000	6,317,850
		11,540,550
Software - 14.6%
Adobe, Inc. (a)	12,000	6,100,080
Autodesk, Inc. (a)	11,000	3,211,010
CrowdStrike Holdings, Inc. - Class A (a)	16,000	3,336,160
Intuit, Inc.	36,000	14,837,760
Microsoft Corporation	12,000	3,026,160
		30,511,170
Technology Hardware - 11.3%
Apple, Inc.	148,000	19,456,080
Cisco Systems, Inc.	30,000	1,527,300
Corning, Inc.	60,000	2,652,600
		23,635,980
Technology Services - 14.0%
Accenture plc - Class A	17,900	5,190,463
Automatic Data Processing, Inc.	7,000	1,308,930
Paychex, Inc.	24,000	2,339,760
PayPal Holdings, Inc. (a)	45,000	11,803,050
Square, Inc. - Class A (a)	25,000	6,120,500
Visa, Inc. - Class A	10,000	2,335,600
		29,098,303

Total Common Stocks (Cost $38,442,748)		$ 203,738,571

EXCHANGE-TRADED FUNDS - 1.5%	Shares	Value
iShares Nasdaq Biotechnology ETF (Cost $2,083,074)	20,000	$ 3,092,800

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Government Obligations Fund - Class Z, 0.03% (b) (Cost $2,040,744)	2,040,744	$ 2,040,744

Total Investments at Value - 100.1% (Cost $42,566,566) (c)		$ 208,872,115

Liabilities in Excess of Other Assets - (0.1%)		(146,533)

Net Assets - 100.0%		$ 208,725,582

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of April 30, 2021.
(c)	All securities are pledged as collateral for the Fund's bank line of credit.